Fair Value Measurements - Schedule of Investments accounted at Fair Value (Detail) - Investment Accounted for at Fair Value ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Begining Balance	¥ 4,347		¥ 4,775
Additions	398		159
Disposals	¥ (171)		¥ (248)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax
Net unrealized fair value decrease (increase) recognized in earnings	¥ 49		¥ (376)
Foreign currency translation adjustments	(49)		37
Ending balance	¥ 4,574	$ 654	¥ 4,347